Income Taxes (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations Before Income Taxes		$ 131,000,000	$ (114,000,000)
Income Taxes		$ 10,000,000	$ (58,000,000)
Effective Tax Rate		8.00%	51.00%
Annualized effective tax rate		32.52%	33.78%
State deferred taxes		$ 17,000,000
Prior year income taxes and adjustment to annual estimated effective income tax rate	$ 9,000,000
Prior income tax expense	4,000,000
Adjustment to annual estimated effective income tax rate	$ 5,000,000		$ 0
IRS
Income Tax Contingency [Line Items]
Tax benefit recorded for previously unrecognized tax benefits		$ 12,000,000